OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
OTHER COMPREHENSIVE INCOME [Abstract]
OTHER COMPREHENSIVE INCOME	OTHER COMPREHENSIVE INCOME
AOCI attributable to shareowners of The Coca-Cola Company is separately presented in our consolidated balance sheets as a component of The Coca-Cola Company's shareowners' equity, which also includes our proportionate share of equity method investees' AOCI. OCI attributable to noncontrolling interests is allocated to, and included in, our consolidated balance sheets as part of the line item equity attributable to noncontrolling interests.
AOCI attributable to shareowners of The Coca-Cola Company consisted of the following, net of tax (in millions):

December 31,	2018	2017
Foreign currency translation adjustments	$(11,045)	$(8,957)
Accumulated derivative net gains (losses)	(126)	(119)
Unrealized net gains (losses) on available-for-sale securities[1]	50	493
Adjustments to pension and other benefit liabilities	(1,693)	(1,722)
Accumulated other comprehensive income (loss)	$(12,814)	$(10,305)

[1] The change in the balance from December 31, 2017 includes the $409 million reclassification to reinvested earnings upon the adoption of
ASU 2016-01. Refer to Note 1 and Note 4.

The following table summarizes the allocation of total comprehensive income between shareowners of The Coca-Cola Company and noncontrolling interests (in millions):

	Year Ended December 31, 2018
	Shareowners of The Coca-Cola Company	Noncontrolling Interests	Total
Consolidated net income	$6,434	$42	$6,476
Other comprehensive income:
Net foreign currency translation adjustments	(2,088)	53	(2,035)
Net gains (losses) on derivatives[1]	(7)	—	(7)
Net change in unrealized gains (losses) on available-for-sale debt securities[2]	(34)	—	(34)
Net change in pension and other benefit liabilities[3]	29	—	29
Total comprehensive income	$4,334	$95	$4,429

[1]	Refer to Note 6 for additional information related to the net gains or losses on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Refer to Note 4 for additional information related to the net unrealized gains or losses on available-for-sale debt securities.

[3]	Refer to Note 14 for additional information related to the Company's pension and other postretirement benefit liabilities.
OCI attributable to shareowners of The Coca-Cola Company, including our proportionate share of equity method investees' OCI, for the years ended December 31, 2018, 2017 and 2016 is as follows (in millions):

	Before-Tax Amount	Income Tax	After-Tax Amount
2018
Foreign currency translation adjustments:
Translation adjustments arising during the year	$(1,728)	$59	$(1,669)
Reclassification adjustments recognized in net income	398	—	398
Gains (losses) on intra-entity transactions that are of a long-term investment nature	(1,296)	—	(1,296)
Gains (losses) on net investment hedges arising during the year[1]	639	(160)	479
Net foreign currency translation adjustments	$(1,987)	$(101)	$(2,088)
Derivatives:
Gains (losses) arising during the year	$59	$(16)	$43
Reclassification adjustments recognized in net income	(68)	18	(50)
Net gains (losses) on derivatives[1]	$(9)	$2	$(7)
Available-for-sale debt securities:
Unrealized gains (losses) arising during the year	$(50)	$11	$(39)
Reclassification adjustments recognized in net income	5	—	5
Net change in unrealized gains (losses) on available-for-sale debt securities[2]	$(45)	$11	$(34)
Pension and other benefit liabilities:
Net pension and other benefit liabilities arising during the year	$(299)	$75	$(224)
Reclassification adjustments recognized in net income	341	(88)	253
Net change in pension and other benefit liabilities[3]	$42	$(13)	$29
Other comprehensive income (loss) attributable to shareowners of The Coca-Cola Company	$(1,999)	$(101)	$(2,100)

[1]	Refer to Note 6 for additional information related to the net gains or losses on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Refer to Note 4 for additional information related to the net unrealized gains or losses on available-for-sale debt securities.

[3]	Refer to Note 14 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2017
Foreign currency translation adjustments:
Translation adjustments arising during the year	$(1,350)	$(242)	$(1,592)
Reclassification adjustments recognized in net income	23	(6)	17
Gains (losses) on intra-entity transactions that are of a long-term investment nature	3,332	—	3,332
Gains (losses) on net investment hedges arising during the year[1]	(1,512)	578	(934)
Net foreign currency translation adjustments	$493	$330	$823
Derivatives:
Gains (losses) arising during the year	$(184)	$65	$(119)
Reclassification adjustments recognized in net income	(506)	192	(314)
Net gains (losses) on derivatives[1]	$(690)	$257	$(433)
Available-for-sale securities:
Unrealized gains (losses) arising during the year	$405	$(136)	$269
Reclassification adjustments recognized in net income	(123)	42	(81)
Net change in unrealized gains (losses) on available-for-sale securities[2]	$282	$(94)	$188
Pension and other benefit liabilities:
Net pension and other benefit liabilities arising during the year	$120	$(7)	$113
Reclassification adjustments recognized in net income	325	(116)	209
Net change in pension and other benefit liabilities[3]	$445	$(123)	$322
Other comprehensive income (loss) attributable to shareowners of The Coca-Cola Company	$530	$370	$900

[1]	Refer to Note 6 for additional information related to the net gains or losses on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Refer to Note 4 for additional information related to the net unrealized gains or losses on available-for-sale securities.

[3]	Refer to Note 14 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2016
Foreign currency translation adjustments:
Translation adjustments arising during the year	$(1,103)	$51	$(1,052)
Reclassification adjustments recognized in net income	368	(18)	350
Gains (losses) on net investment hedges arising during the year	67	(25)	42
Reclassification adjustments for net investment hedges recognized in net income	77	(30)	47
Net foreign currency translation adjustments	$(591)	$(22)	$(613)
Derivatives:
Gains (losses) arising during the year	$(43)	$11	$(32)
Reclassification adjustments recognized in net income	(563)	213	(350)
Net gains (losses) on derivatives[1]	$(606)	$224	$(382)
Available-for-sale securities:
Unrealized gains (losses) arising during the year	$124	$(28)	$96
Reclassification adjustments recognized in net income	(105)	26	(79)
Net change in unrealized gains (losses) on available-for-sale securities[2]	$19	$(2)	$17
Pension and other benefit liabilities:
Net pension and other benefit liabilities arising during the year	$(374)	$99	$(275)
Reclassification adjustments recognized in net income	342	(120)	222
Net change in pension and other benefit liabilities[3]	$(32)	$(21)	$(53)
Other comprehensive income (loss) attributable to shareowners of The Coca-Cola Company	$(1,210)	$179	$(1,031)

[1]	Refer to Note 6 for additional information related to the net gains or losses on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Refer to Note 4 for additional information related to the net unrealized gains or losses on available-for-sale securities.

[3]	Refer to Note 14 for additional information related to the Company's pension and other postretirement benefit liabilities.

The following table presents the amounts and line items in our consolidated statement of income where adjustments reclassified from AOCI into income were recorded during the year ended December 31, 2018 (in millions):

Description of AOCI Component	Financial Statement Line Item	Amount Reclassified from AOCI into Income
Foreign currency translation adjustments:
Divestitures, deconsolidations and other[1,2]	Other income (loss) — net	$398
	Income before income taxes	398
	Income taxes	—
	Consolidated net income	$398
Derivatives:
Foreign currency contracts	Net operating revenues	$(137)
Foreign currency contracts	Other income (loss) — net	9
Divestitures, deconsolidations and other	Other income (loss) — net	3
Foreign currency and interest rate contracts	Interest expense	57
	Income before income taxes	(68)
	Income taxes	18
	Consolidated net income	$(50)
Available-for-sale securities:
Sale of securities	Other income (loss) — net	$5
	Income before income taxes	5
	Income taxes	—
	Consolidated net income	$5
Pension and other benefit liabilities:
Settlement charges[3]	Other income (loss) — net	$240
Curtailment charges[3]	Other income (loss) — net	1
Recognized net actuarial loss	Other income (loss) — net	131
Recognized prior service cost (credit)	Other income (loss) — net	(17)
Divestitures, deconsolidations and other[2]	Other income (loss) — net	(14)
	Income before income taxes	341
	Income taxes	(88)
	Consolidated net income	$253

[1]
Primarily related to the reversal of the cumulative translation adjustments resulting from the substantial liquidation of the Company's former Russian juice operations, and the deconsolidation of our Canadian bottling operations.

[2]	Primarily related to our previously held equity method investment in the Philippine bottling operations and the refranchising of our Latin American bottling operations.
[3]
The settlement and curtailment charges were primarily related to productivity, restructuring and integration initiatives and the refranchising of our North America bottling operations. Refer to Note 14 and Note 19.